Guarantees provided between the related parties (Details) ر.س in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2018 SAR (ر.س)
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company		Shuweihat Asia Operation & Maintenance Company
Name of Principal obligor	SAPCO		SAPCO		SAPCO
Amount of guarantees | $			$ 11,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Name of Principal obligor	RABEC		RABEC		RABEC
Amount of guarantees | $			$ 1,387
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Barakah One Company		Barakah One Company		Barakah One Company
Name of Principal obligor	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Amount of guarantees | $			$ 900,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Barakah One Company		Barakah One Company		Barakah One Company
Name of Principal obligor	Export-Import Bank of Korea and others		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Amount of guarantees | $			$ 3,404,275
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	RE Holiday Holdings LLC		RE Holiday Holdings LLC		RE Holiday Holdings LLC
Name of Principal obligor	EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others
Amount of guarantees | $			$ 223,000
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	RE Pioneer Holdings LLC		RE Pioneer Holdings LLC		RE Pioneer Holdings LLC
Name of Principal obligor	EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others		EPS Renewables Holdings, LLC, Santander Bank and others
Amount of guarantees | $			$ 170,000
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	RE Barren Ridge 1 Holdings LLC		RE Barren Ridge 1 Holdings LLC		RE Barren Ridge 1 Holdings LLC
Name of Principal obligor	Firstar Development, LLC, Santander Bank and others		Firstar Development, LLC, Santander Bank and others		Firstar Development, LLC, Santander Bank and others
Amount of guarantees | $			$ 149,000
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation		Korea Electric Power Corporation		Korea Electric Power Corporation
Name of Guarantee	Nghi Son 2 Power LLC		Nghi Son 2 Power LLC		Nghi Son 2 Power LLC
Name of Principal obligor	SMBC Ho Chi Minh		SMBC Ho Chi Minh		SMBC Ho Chi Minh
Amount of guarantees | $			$ 28,000
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.		Cheongna Energy Co., Ltd.
Name of Principal obligor	KEB Hana Bank and others		KEB Hana Bank and others		KEB Hana Bank and others
Amount of guarantees	₩ 3,465
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]
Name of Guarantee	Cheongna Energy Co., Ltd.	[1]	Cheongna Energy Co., Ltd.	[1]	Cheongna Energy Co., Ltd.	[1]
Name of Principal obligor	KEB Hana Bank and others	[1]	KEB Hana Bank and others	[1]	KEB Hana Bank and others	[1]
Amount of guarantees	₩ 0	[1]
Payment guarantees for business reserve
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Name of Principal obligor	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank
Amount of guarantees | $			$ 2,500
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Name of Principal obligor	Krung Thai Bank		Krung Thai Bank		Krung Thai Bank
Amount of guarantees	₩ 77,165
Impounding bonus guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.		Xe-Pian Xe-Namnoy Power Co., Ltd.
Name of Principal obligor	SK E&C		SK E&C		SK E&C
Amount of guarantees | $			$ 5,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited		Rabigh Operation & Maintenance Company Limited
Name of Principal obligor	Saudi Arabia British Bank		Saudi Arabia British Bank		Saudi Arabia British Bank
Amount of guarantees | ر.س					ر.س 5,600
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.		Daegu Photovoltaic Co., Ltd.
Name of Principal obligor	Korea Development Bank		Korea Development Bank		Korea Development Bank
Amount of guarantees	₩ 2,002
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[2]	Korea Western Power Co., Ltd.	[2]	Korea Western Power Co., Ltd.	[2]
Name of Guarantee	Dongducheon Dream Power Co., Ltd.	[2]	Dongducheon Dream Power Co., Ltd.	[2]	Dongducheon Dream Power Co., Ltd.	[2]
Name of Principal obligor	Kookmin Bank and others	[2]	Kookmin Bank and others	[2]	Kookmin Bank and others	[2]
Amount of guarantees	₩ 41,389	[2]
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.		Dongducheon Dream Power Co., Ltd.
Name of Principal obligor	BNK Securities and others		BNK Securities and others		BNK Securities and others
Amount of guarantees	₩ 20,300
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	PT. Mutiara Jawa		PT. Mutiara Jawa		PT. Mutiara Jawa
Name of Principal obligor	Woori Bank		Woori Bank		Woori Bank
Amount of guarantees	₩ 365
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Heang Bok Do Si Photovoltaic Power Co., Ltd.		Heang Bok Do Si Photovoltaic Power Co., Ltd.		Heang Bok Do Si Photovoltaic Power Co., Ltd.
Name of Principal obligor	Nonghyup Bank		Nonghyup Bank		Nonghyup Bank
Amount of guarantees	₩ 202
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.		Korea Western Power Co., Ltd.
Name of Guarantee	Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.		Shin Pyeongtaek Power Co., Ltd.
Name of Principal obligor	Kookmin Bank		Kookmin Bank		Kookmin Bank
Amount of guarantees	₩ 67,600
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]	Korea Western Power Co., Ltd.	[1]
Name of Guarantee	Shin Pyeongtaek Power Co.,Ltd.	[1]	Shin Pyeongtaek Power Co.,Ltd.	[1]	Shin Pyeongtaek Power Co.,Ltd.	[1]
Name of Principal obligor	Kookmin Bank	[1]	Kookmin Bank	[1]	Kookmin Bank	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.		Busan Shinho Solar Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 4,761
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.		Seokmun Energy Co., Ltd.
Name of Principal obligor	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Amount of guarantees	₩ 16,751
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.		Chun-cheon Energy Co., Ltd.
Name of Principal obligor	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Amount of guarantees	₩ 42,505
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]	Korea East-West Power Co., Ltd.	[1]
Name of Guarantee	Chun-cheon Energy Co., Ltd.	[1]	Chun-cheon Energy Co., Ltd.	[1]	Chun-cheon Energy Co., Ltd.	[1]
Name of Principal obligor	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]	Kookmin Bank and others	[1]
Amount of guarantees	₩ 20,000	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.		Honam Wind Power Co., Ltd.
Name of Principal obligor	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Amount of guarantees	₩ 4,860
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.		GS Donghae Electric Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 240,591
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.		Yeonggwangbaeksu Wind Power Co., Ltd.
Name of Principal obligor	Kookmin Bank and others		Kookmin Bank and others		Kookmin Bank and others
Amount of guarantees	₩ 2,843
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.		Yeonggwang Wind Power Co., Ltd.
Name of Principal obligor	KDB Capital Corporation and others		KDB Capital Corporation and others		KDB Capital Corporation and others
Amount of guarantees	₩ 15,304
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.		Daesan Green Energy Co., Ltd.
Name of Principal obligor	IBK		IBK		IBK
Amount of guarantees	₩ 17,433
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.		Taebaek Gadeoksan Wind Power Co., Ltd.
Name of Principal obligor	Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others		Samsung Fire & Marine Insurance Co., Ltd. and others
Amount of guarantees	₩ 8,508
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Name of Principal obligor	MUFG Bank, Ltd.(MUFG) (formerly, the Bank of Tokyo Mitsubishi UFJ, Ltd.(BTMU)) and others		MUFG Bank, Ltd.(MUFG) (formerly, the Bank of Tokyo Mitsubishi UFJ, Ltd.(BTMU)) and others		MUFG Bank, Ltd.(MUFG) (formerly, the Bank of Tokyo Mitsubishi UFJ, Ltd.(BTMU)) and others
Amount of guarantees | $			$ 46,983
Other guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia		PT. Tanjung Power Indonesia
Name of Principal obligor	PT Adaro Indonesia		PT Adaro Indonesia		PT Adaro Indonesia
Amount of guarantees | $			$ 3,150
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.		Korea East-West Power Co., Ltd.
Name of Guarantee	South Jamaica Power Company Limited		South Jamaica Power Company Limited		South Jamaica Power Company Limited
Name of Principal obligor	Societe Generale		Societe Generale		Societe Generale
Amount of guarantees | $			$ 14,400
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	EWP Barbados 1 SRL	[1],[3]	EWP Barbados 1 SRL	[1],[3]	EWP Barbados 1 SRL	[1],[3]
Name of Guarantee	South Jamaica Power Company Limited	[1],[3]	South Jamaica Power Company Limited	[1],[3]	South Jamaica Power Company Limited	[1],[3]
Name of Principal obligor	JCSD Trustee Services Limited and others	[1],[3]	JCSD Trustee Services Limited and others	[1],[3]	JCSD Trustee Services Limited and others	[1],[3]
Amount of guarantees | $			$ 18,350	[1],[3]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	KNH Solar Co., Ltd.		KNH Solar Co., Ltd.		KNH Solar Co., Ltd.
Name of Principal obligor	Shinhan Bank and Kyobo Life Insurance Co., Ltd.		Shinhan Bank and Kyobo Life Insurance Co., Ltd.		Shinhan Bank and Kyobo Life Insurance Co., Ltd.
Amount of guarantees	₩ 2,337
Performance guarantees and guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	KNH Solar Co., Ltd.	[1]	KNH Solar Co., Ltd.	[1]	KNH Solar Co., Ltd.	[1]
Name of Principal obligor	Shinhan Bank and Kyobo Life Insurance Co., Ltd.	[1]	Shinhan Bank and Kyobo Life Insurance Co., Ltd.	[1]	Shinhan Bank and Kyobo Life Insurance Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.		Daeryun Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 26,099
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Daeryun Power Co., Ltd.	[1]	Daeryun Power Co., Ltd.	[1]	Daeryun Power Co., Ltd.	[1]
Name of Principal obligor	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]	Korea Development Bank and others	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Changjuk Wind Power Co., Ltd.		Changjuk Wind Power Co., Ltd.		Changjuk Wind Power Co., Ltd.
Name of Principal obligor	Shinhan Bank		Shinhan Bank		Shinhan Bank
Amount of guarantees	₩ 8,086
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Changjuk Wind Power Co., Ltd.	[1]	Changjuk Wind Power Co., Ltd.	[1]	Changjuk Wind Power Co., Ltd.	[1]
Name of Principal obligor	Shinhan Bank	[1]	Shinhan Bank	[1]	Shinhan Bank	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.		Daegu Green Power Co., Ltd.
Name of Principal obligor	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Amount of guarantees	₩ 41,110
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Kelar S.A		Kelar S.A		Kelar S.A
Name of Principal obligor	KEB Hana Bank, SMBC, Mizuho Bank, MUFG, Natixis		KEB Hana Bank, SMBC, Mizuho Bank, MUFG, Natixis		KEB Hana Bank, SMBC, Mizuho Bank, MUFG, Natixis
Amount of guarantees | $			$ 63,707
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC
Name of Principal obligor	Shinhan Bank		Shinhan Bank		Shinhan Bank
Amount of guarantees | $			$ 18,200
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Daehan Wind Power PSC		Daehan Wind Power PSC		Daehan Wind Power PSC
Name of Principal obligor	Shinhan Bank		Shinhan Bank		Shinhan Bank
Amount of guarantees | $			$ 3,000
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Daehan Wind Power PSC	[1]	Daehan Wind Power PSC	[1]	Daehan Wind Power PSC	[1]
Name of Principal obligor	Shinhan Bank	[1]	Shinhan Bank	[1]	Shinhan Bank	[1]
Amount of guarantees | $			$ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.
Name of Principal obligor	Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others
Amount of guarantees	₩ 5,419
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.		Pyeongchang Wind Power Co., Ltd.
Name of Principal obligor	Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others		Woori Bank and Shinhan Bank and others
Amount of guarantees	₩ 0
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]	Korea Southern Power Co., Ltd.	[1]
Name of Guarantee	Taebaek Wind Power Co., Ltd.	[1]	Taebaek Wind Power Co., Ltd.	[1]	Taebaek Wind Power Co., Ltd.	[1]
Name of Principal obligor	Shinhan Bank and others	[1]	Shinhan Bank and others	[1]	Shinhan Bank and others	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.
Name of Principal obligor	IBK, SK Securities Co., Ltd. and others		IBK, SK Securities Co., Ltd. and others		IBK, SK Securities Co., Ltd. and others
Amount of guarantees	₩ 4,589
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.		Korea Southern Power Co., Ltd.
Name of Guarantee	Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.		Jeongam Wind Power Co., Ltd.
Name of Principal obligor	IBK, SK Securities Co., Ltd. and others		IBK, SK Securities Co., Ltd. and others		IBK, SK Securities Co., Ltd. and others
Amount of guarantees	₩ 0
Payment guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	[4]	Korea Southern Power Co., Ltd.	[4]	Korea Southern Power Co., Ltd.	[4]
Name of Guarantee	Samcheok Eco Materials Co., Ltd.	[4]	Samcheok Eco Materials Co., Ltd.	[4]	Samcheok Eco Materials Co., Ltd.	[4]
Name of Principal obligor	SEM Investment Co., Ltd.	[4]	SEM Investment Co., Ltd.	[4]	SEM Investment Co., Ltd.	[4]
Amount of guarantees	₩ 0	[4]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.		Hyundai Green Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 127,160
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	PT. Cirebon Electric Power		PT. Cirebon Electric Power		PT. Cirebon Electric Power
Name of Principal obligor	Mizuho Bank		Mizuho Bank		Mizuho Bank
Amount of guarantees | $			$ 11,825
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	PT Wampu Electric Power		PT Wampu Electric Power		PT Wampu Electric Power
Name of Principal obligor	SMBC		SMBC		SMBC
Amount of guarantees | $			$ 4,854
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	YaksuESS Co., Ltd		YaksuESS Co., Ltd		YaksuESS Co., Ltd
Name of Principal obligor	Hanwha Life Insurance Co., Ltd.		Hanwha Life Insurance Co., Ltd.		Hanwha Life Insurance Co., Ltd.
Amount of guarantees	₩ 460
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	[1]	Korea Midland Power Co., Ltd.	[1]	Korea Midland Power Co., Ltd.	[1]
Name of Guarantee	YaksuESS Co., Ltd	[1]	YaksuESS Co., Ltd	[1]	YaksuESS Co., Ltd	[1]
Name of Principal obligor	Hanwha Life Insurance Co., Ltd.	[1]	Hanwha Life Insurance Co., Ltd.	[1]	Hanwha Life Insurance Co., Ltd.	[1]
Amount of guarantees	₩ 0	[1]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.		Korea Midland Power Co., Ltd.
Name of Guarantee	YeongGwang Yaksu Wind Electric. Co., Ltd		YeongGwang Yaksu Wind Electric. Co., Ltd		YeongGwang Yaksu Wind Electric. Co., Ltd
Name of Principal obligor	Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others		Hanwha Life Insurance Co., Ltd. and others
Amount of guarantees	₩ 533
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[5]	Korea South-East Power Co., Ltd.	[5]	Korea South-East Power Co., Ltd.	[5]
Name of Guarantee	Hyundai Energy Co., Ltd.	[5]	Hyundai Energy Co., Ltd.	[5]	Hyundai Energy Co., Ltd.	[5]
Name of Principal obligor	Korea Development Bank and others	[5]	Korea Development Bank and others	[5]	Korea Development Bank and others	[5]
Amount of guarantees	₩ 0	[5]
Performance guarantees and guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[1],[6]	Korea South-East Power Co., Ltd.	[1],[6]	Korea South-East Power Co., Ltd.	[1],[6]
Name of Guarantee	Hyundai Energy Co., Ltd.	[1],[6]	Hyundai Energy Co., Ltd.	[1],[6]	Hyundai Energy Co., Ltd.	[1],[6]
Name of Principal obligor	Korea Development Bank and others	[1],[6]	Korea Development Bank and others	[1],[6]	Korea Development Bank and others	[1],[6]
Amount of guarantees	₩ 78,600	[1],[6]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	RES Technology AD		RES Technology AD		RES Technology AD
Name of Principal obligor	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Amount of guarantees	₩ 15,209
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	ASM-BG Investicii AD		ASM-BG Investicii AD		ASM-BG Investicii AD
Name of Principal obligor	UniCredit Bulbank and others		UniCredit Bulbank and others		UniCredit Bulbank and others
Amount of guarantees	₩ 21,379
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	[1],[7]	Korea South-East Power Co., Ltd.	[1],[7]	Korea South-East Power Co., Ltd.	[1],[7]
Name of Guarantee	Expressway Solar-light Power Generation Co., Ltd.	[1],[7]	Expressway Solar-light Power Generation Co., Ltd.	[1],[7]	Expressway Solar-light Power Generation Co., Ltd.	[1],[7]
Name of Principal obligor	Woori Bank	[1],[7]	Woori Bank	[1],[7]	Woori Bank	[1],[7]
Amount of guarantees	₩ 2,500	[1],[7]
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	S-Power Co., Ltd.		S-Power Co., Ltd.		S-Power Co., Ltd.
Name of Principal obligor	Korea Development Bank and others		Korea Development Bank and others		Korea Development Bank and others
Amount of guarantees	₩ 114,566
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Goseong Green Energy Co., Ltd.		Goseong Green Energy Co., Ltd.		Goseong Green Energy Co., Ltd.
Name of Principal obligor	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Amount of guarantees	₩ 2,459
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.		Gangneung Eco Power Co., Ltd.
Name of Principal obligor	Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others		Kyobo Life Insurance Co., Ltd. and others
Amount of guarantees	₩ 2,495
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	PND solar., Ltd.		PND solar., Ltd.		PND solar., Ltd.
Name of Principal obligor	IBK and others		IBK and others		IBK and others
Amount of guarantees	₩ 1,020
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Tamra Offshore Wind Power Co., Ltd.		Tamra Offshore Wind Power Co., Ltd.		Tamra Offshore Wind Power Co., Ltd.
Name of Principal obligor	Nonghyup Life Insurance Co., Ltd. and others		Nonghyup Life Insurance Co., Ltd. and others		Nonghyup Life Insurance Co., Ltd. and others
Amount of guarantees	₩ 10,401
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.		Korea South-East Power Co., Ltd.
Name of Guarantee	Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.		Hyundai Eco Energy Co., Ltd.
Name of Principal obligor	Samsung Life Insurance and others		Samsung Life Insurance and others		Samsung Life Insurance and others
Amount of guarantees	₩ 3,388
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.		Noeul Green Energy Co., Ltd.
Name of Principal obligor	KEB Hana Bank and others		KEB Hana Bank and others		KEB Hana Bank and others
Amount of guarantees	₩ 8,016
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.		Korea Hydro & Nuclear Power Co., Ltd.
Name of Guarantee	Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.		Busan Green Energy Co., Ltd.
Name of Principal obligor	Shinhan Bank and others		Shinhan Bank and others		Shinhan Bank and others
Amount of guarantees	₩ 12,537
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Plant Service & Engineering Co., Ltd.		KEPCO Plant Service & Engineering Co., Ltd.		KEPCO Plant Service & Engineering Co., Ltd.
Name of Guarantee	Incheon New Power Co., Ltd.		Incheon New Power Co., Ltd.		Incheon New Power Co., Ltd.
Name of Principal obligor	Shinhan Bank		Shinhan Bank		Shinhan Bank
Amount of guarantees	₩ 579
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Plant Service & Engineering Co., Ltd.	[1]	KEPCO Plant Service & Engineering Co., Ltd.	[1]	KEPCO Plant Service & Engineering Co., Ltd.	[1]
Name of Guarantee	Incheon New Power Co., Ltd.	[1]	Incheon New Power Co., Ltd.	[1]	Incheon New Power Co., Ltd.	[1]
Name of Principal obligor	Shinhan Bank	[1]	Shinhan Bank	[1]	Shinhan Bank	[1]
Amount of guarantees	₩ 0	[1]

[1]	The Company guarantees to provide supplemental funding for business with respect to excessive business expenses or insufficient repayment of borrowings.
[2]	The common stocks of Dongducheon Dream Power Co., Ltd. held by the Company were pledged as collateral.
[3]	This includes a guarantee for the shareholder's capital payment in connection with the business of 190MW gas complex thermal power plant in Jamaica. EWP Barbados 1 SRL's capital contribution amount is USD 14,730 thousand and the total amount of guarantees is USD 8,257.5 thousand which consists of USD 3,670 thousand of EWP (Barbados) 1 SRL's contribution obligation and USD 4,587.5 thousand of South Jamaica Energy Holding Limited's portion (50%) of contribution obligation.
[4]	The Company has the obligation to purchase the stocks should preferred stockholders elect to sell their stocks on the expected sell date (3 years from preferred stock payment date) and is required to guarantee the promised yield when preferred stockholders sell their stocks. In relation to this guarantee, the Company has recognized KRW2,155 million of derivative liabilities as of December 31, 2018.
[5]	The Company recognized impairment loss on all of the equity securities of Hyundai Energy Co., Ltd. in prior years, and the acquisition cost of the securities provided as collateral is KRW47,067 million
[6]	Pursuant to the guarantee agreement, the Company recognized other provisions of KRW40,898 million as the possibility of economic outflow to fulfill the obligation was probable and the amount could be reasonably estimated.
[7]	The Company has granted the right to Hana Financial Investment Co., Ltd., as an agent for the creditors to Expressway Solar-light Power Generation Co., Ltd. ("ESPG"), to the effect that in the event of acceleration of ESPG's payment obligations under certain borrowings to such creditors, Hana Financial may demand the Company to dispose of shares in ESPG held by the Company and apply the resulting proceeds to repayment of ESPG's obligations.